Annual Fund Operating Expenses - Milliman Hedged U.S. Growth Fund - Class 3	Apr. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	8.43%	[1]
Expenses (as a percentage of Assets)	9.45%
Fee Waiver or Reimbursement	(8.36%)	[2]
Net Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.84% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2027. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.